PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 3,191		¥ 63,666
Property and equipment, net	500	$ 70	38,940
Less: Accumulated depreciation	(2,691)		(24,726)
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, cost			40,167
Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, cost	2,269		3,043
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 922		¥ 20,456